Schedule of Investments (unaudited) October 31, 2019	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 127.6%

Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$940	$1,003,835

Arizona — 1.9%
Arizona IDA, RB:
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/39(a)	465	483,061
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/49(a)	525	545,107
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/54(a)	405	416,960
Odyssey Preparatory Academy Project, 4.38%, 07/01/39(a)	550	548,911
S/F Housing, NCCU Properties LLC-North Carolina Central University Project, Series A (BAM), 4.00%, 06/01/44	730	788,568
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	2,450	3,285,940

		6,068,547

California — 18.0%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	2,865	2,975,732
California Municipal Finance Authority, ARB, Senior Lien, Linxs APM Project, AMT, 5.00%, 12/31/43	1,400	1,639,904
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 05/01/28	1,800	2,045,772
2nd, 5.25%, 05/01/33	1,410	1,583,303
5.00%, 05/01/44	1,860	2,079,182
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.50%, 03/01/30	4,045	4,257,929
City of Sunnyvale California, Refunding RB, 5.25%, 04/01/20(b)	2,800	2,848,244
County of Riverside Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	4,500	5,358,870

Security	Par (000)	Value

California (continued)
Emery Unified School District, GO, Election of 2010, Series A (AGM), 5.50%, 08/01/21(b)	$1,875	$2,019,825
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/23(b)	2,445	2,872,411
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(b)	2,000	2,062,460
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 08/01/21(b)	2,670	2,875,644
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(b)	5,905	6,769,315
5.25%, 05/15/38	1,675	1,891,460
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	5,000	5,802,350
5.50%, 11/01/31	3,130	3,627,388
5.50%, 11/01/33	3,000	3,467,310
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	1,260	1,436,639
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	940	1,102,216

		56,715,954

Colorado — 2.0%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,500	1,723,275
5.50%, 11/15/30	565	647,298
5.50%, 11/15/31	675	772,227
Colorado Educational & Cultural Facilities Authority, RB, Rocky Mountain School of Expeditionary Learning, 5.00%, 03/01/50(a)	790	859,125
Colorado Health Facilities Authority, Refunding RB, AdventHealth Obligated Group, 4.00%, 11/15/43	1,205	1,341,792
Haskins Station Metropolitan District, GO, Series A, 5.00%, 12/01/49	925	940,327

		6,284,044

Connecticut — 1.0%
State of Connecticut, GO, Series A, 5.00%, 04/15/38	1,690	2,037,954

1

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
State of Connecticut Health & Educational Facility Authority, Refunding RB, Sacred Heart University Issue, Series I-1, 5.00%, 07/01/42	$1,015	$1,204,034

		3,241,988

Delaware — 0.5%
State of Delaware Health Facilities Authority, RB, Beebe Medical Center Project, 5.00%, 06/01/43	1,400	1,648,430

Florida — 16.6%
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	4,730	5,684,325
County of Broward Florida Airport System, ARB, Series A, AMT, 5.00%, 10/01/45	1,440	1,647,072
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.13%, 10/01/38	5,665	6,334,490
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	2,995	3,436,163
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,500	2,665,100
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	125	127,931
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	1,765	2,011,253
Series A, 5.50%, 10/01/42	3,000	3,401,910
Series B, AMT, 6.25%, 10/01/38	800	925,672
Series B, AMT, 6.00%, 10/01/42	1,060	1,221,926
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series B, 5.25%, 10/01/23(b)	3,130	3,587,856
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/22(b)	5,155	5,673,026
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/22(b)	5,000	5,514,000
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	1,805	2,041,365
Southern Groves Community Development District No. 5, Refunding, Special Assessment Bonds, 4.00%, 05/01/43(c)	380	383,412

Security	Par (000)	Value

Florida (continued)
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21(b)	$6,965	$7,487,654

		52,143,155

Georgia — 1.2%
County of Fulton Development Authority, RB, Georgia Institute of Technology, 4.00%, 06/15/49	815	910,461
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	950	1,280,524
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, 5.00%, 01/01/48	1,420	1,641,207

		3,832,192

Hawaii — 1.7%
State of Hawaii Airports System, ARB, Series A, AMT, 5.00%, 07/01/45	2,805	3,198,093
State of Hawaii Airports System, COP, AMT:
5.25%, 08/01/25	740	836,119
5.25%, 08/01/26	1,205	1,360,517

		5,394,729

Illinois — 13.7%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT:
5.00%, 01/01/41	1,140	1,258,856
5.50%, 01/01/28	1,000	1,118,400
5.50%, 01/01/29	1,500	1,676,355
5.38%, 01/01/33	2,000	2,213,880
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(b)	1,680	1,766,503
3rd Lien, Series A, 5.75%, 01/01/39	320	334,736
3rd Lien, Series C, 6.50%, 01/01/21(b)	9,085	9,631,099
Senior Lien, Series D, AMT, 5.00%, 01/01/42	735	851,571
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	2,940	3,139,391
5.25%, 12/01/40	1,500	1,597,470
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 01/01/42	2,985	3,137,295
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.25%, 12/01/30	1,270	1,376,566
5.50%, 12/01/38	1,205	1,294,809

2

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
5.25%, 12/01/43	$2,960	$3,129,253
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 5.00%, 02/15/41	975	1,151,943
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	2,350	2,505,076
6.00%, 06/01/21	670	719,258
State of Illinois, GO:
5.25%, 02/01/31	1,495	1,630,283
5.25%, 02/01/32	2,320	2,523,510
5.50%, 07/01/33	1,000	1,094,030
5.50%, 07/01/38	700	762,916

		42,913,200

Indiana — 0.2%
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	460	501,014

Iowa — 0.7%
State of Iowa Finance Authority, RB, Lifespace Communities, Series A, 5.00%, 05/15/48	1,950	2,162,628

Kentucky — 0.4%
Kentucky Economic Development Finance Authority, Refunding RB, Commonspirit Health, Series A, 5.00%, 08/01/49	1,000	1,178,200

Louisiana — 1.3%
Lake Charles Louisiana Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 01/01/29	2,225	2,561,598
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	1,630	1,632,999

		4,194,597

Maryland — 2.8%
County of Howard Maryland Housing Commission, RB, M/F Housing, Woodfield Oxford Square Apartments, 5.00%, 12/01/42	2,450	2,850,134

Security	Par (000)	Value

Maryland (continued)
Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/34	$4,780	$5,876,436

		8,726,570

Massachusetts — 1.8%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.25%, 01/01/42	940	1,101,116
Emerson College Issue, Series A, 5.00%, 01/01/47	420	478,779
UMass Dartmouth Student Housing Project, 5.00%, 10/01/43	2,265	2,626,177
Massachusetts Development Finance Agency, Refunding RB, Emerson College, Series A, 5.00%, 01/01/40	745	871,978
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	410	414,977

		5,493,027

Michigan — 1.5%
Hudsonville Michigan Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 05/01/21(b)	3,420	3,622,943
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	895	1,052,914

		4,675,857

Minnesota — 0.3%
County of St. Paul Minnesota Housing & Redevelopment Authority, Refunding RB, Fairview Health Services, Series A, 4.00%, 11/15/43	985	1,082,820

Mississippi — 2.4%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	2,225	2,657,518
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 08/01/23(b)	1,000	1,149,210
State of Mississippi, RB, Series A:
5.00%, 10/15/37	565	694,487
4.00%, 10/15/38	2,815	3,159,978

		7,661,193

Montana — 0.1%
Montana State Board of Housing, RB, S/F Housing, Series B-2:
3.50%, 12/01/42	175	183,587

3

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Montana (continued)
3.60%, 12/01/47	$265	$274,808

		458,395

Nevada — 4.4%
City of Carson City Nevada, Refunding RB, Carson Tahoe Regional Healthcare Project, 5.00%, 09/01/42	1,130	1,309,715
City of Reno Nevada, Refunding RB, Series A-1 (AGM):
4.00%, 06/01/43	2,690	2,891,024
4.00%, 06/01/46	2,910	3,116,290
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 07/01/39	3,210	3,228,522
County of Clark Nevada, GO, Stadium Improvement, Series A:
5.00%, 06/01/36	2,065	2,534,457
5.00%, 06/01/37	500	611,995

		13,692,003

New Jersey — 7.8%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	1,940	2,181,433
Private Activity Bond, Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 01/01/31	1,355	1,518,928
State Government Buildings Project, Series A, 5.00%, 06/15/47	2,500	2,812,425
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series BB, AMT, 3.80%, 10/01/32	2,345	2,475,124
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	2,980	3,475,306
Series BB, 4.00%, 06/15/50	2,125	2,208,555
Transportation System, Series AA, 5.50%, 06/15/39	3,040	3,364,915
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/32	2,735	3,211,027
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	2,355	2,737,475

Security	Par (000)	Value

New Jersey (continued)
Sub-Series B, 5.00%, 06/01/46	$445	$491,636

		24,476,824

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, EL Castillo Retirement Residences Project, Series A, 5.00%, 05/15/49	170	187,000

New York — 5.2%
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/21(b)	8,500	9,212,045
Series A-1, 5.25%, 11/15/39	1,550	1,752,445
New York City Water & Sewer System, RB, 2nd General Resolution:
5.38%, 12/15/20(b)	1,470	1,539,487
5.38%, 06/15/43	750	781,763
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 07/15/36	2,000	2,090,680
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	895	1,003,868

		16,380,288

Ohio — 1.7%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	2,470	2,488,550
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	2,500	2,807,825

		5,296,375

Oregon — 0.4%
State of Oregon Health & Science University, RB, Series A, 5.00%, 07/01/42	1,100	1,321,254

Pennsylvania — 11.0%
Altoona Area School District, GO, (BAM), 5.00%, 12/01/36	185	215,734
County of Delaware Springfield School District, GO:
5.00%, 03/01/40	1,485	1,802,419
5.00%, 03/01/43	1,100	1,323,927
County of Lehigh Pennsylvania, Refunding RB, Lehigh Valley Health Network, 4.00%, 07/01/49(c)	5,000	5,388,200

4

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 5.00%, 09/01/48	$1,690	$1,978,213
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	2,215	2,678,710
Pennsylvania Economic Development Financing Authority, RB, Waste Management, Inc. Project, AMT, 2.15%, 07/01/41(d)	330	334,650
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 125B, 3.65%, 10/01/42	3,000	3,146,820
Pennsylvania Turnpike Commission, Refunding RB, 2nd Series, Subordinate, Special Motor License Fund, 5.00%, 12/01/41	2,490	2,966,013
Pennsylvania Turnpike Commission, RB:
Sub-Series B-1, 5.25%, 06/01/47	2,300	2,721,774
Subordinate, Series A, 5.00%, 12/01/44	5,120	6,183,014
Swarthmore Borough Authority, RB, Swarthmore College, 5.00%, 09/15/47	1,600	1,955,312
Township of Bristol Pennsylvania School District, GO:
5.25%, 06/01/37	2,500	2,784,375
5.25%, 06/01/43	1,100	1,220,868

		34,700,029

Puerto Rico — 3.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	1,220	1,258,284
Series A-1, 5.00%, 07/01/58	2,130	2,229,173
Series A-2, 4.78%, 07/01/58	5,879	6,050,843
Series B-1, 4.75%, 07/01/53	407	419,438
Series B-2, 4.78%, 07/01/58	394	404,358

		10,362,096

South Carolina — 5.3%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	3,760	4,288,769
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 07/01/38	2,940	3,360,949
5.50%, 07/01/41	2,500	2,804,925
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	1,360	1,601,495

Security	Par (000)	Value

South Carolina (continued)
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/25(b)	$1,870	$2,252,078
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,000	1,128,560
State of South Carolina Public Service Authority, Refunding RB, Series C, 5.00%, 12/01/46	1,000	1,131,990

		16,568,766

Tennessee — 1.1%
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/40	3,000	3,443,430

Texas — 8.1%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	2,345	2,611,837
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series D, 5.00%, 07/01/37	2,010	2,469,104
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/35	2,500	3,058,350
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/20(b)	1,615	1,671,670
Series H, 5.00%, 11/01/37	1,810	1,916,374
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	2,155	2,444,697
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 09/01/21(b)	5,480	5,895,494
North Texas Tollway Authority, Refunding RB, 1st Tier, Series A, 5.00%, 01/01/48	1,775	2,104,919
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	1,070	1,193,114

5

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Segment 3C Project, AMT, 5.00%, 06/30/58	$1,860	$2,168,686

		25,534,245

Utah — 0.1%
Utah Charter School Finance Authority, RB, Wallace Stegner Academy Project, Series A, 5.00%, 06/15/49(a)	170	178,692

Vermont — 1.0%
University of Vermont & State Agricultural College, Refunding RB, 5.00%, 10/01/43	2,535	3,035,662

Virginia — 1.8%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	945	1,011,963
Virginia Small Business Financing Authority, RB, Transform 66 P3 Project, AMT, 5.00%, 12/31/49	4,000	4,570,840

		5,582,803

Washington — 6.6%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 02/01/21(b)	2,400	2,519,544
Port of Seattle Washington, ARB, AMT:
Intermediate Lien, Series C, 5.00%, 05/01/37	2,485	2,931,281
Series A, 5.00%, 05/01/43	660	770,451
State of Washington, COP, Series B:
5.00%, 07/01/36	1,000	1,226,760
5.00%, 07/01/38	1,155	1,410,948
State of Washington, GO:
Series C, 5.00%, 02/01/36	7,565	9,294,283
Various Purposes, Series B, 5.25%, 02/01/21(b)	1,865	1,957,896
Washington State Housing Finance Commission, RB, Transforming Age Project, Series A, 5.00%, 01/01/55(a)	475	516,458

		20,627,621

Wisconsin — 1.1%
Public Finance Authority, Refunding RB:
Penick Village Obligation Group, 5.00%, 09/01/49(a)	285	307,686
The Evergreens Obligated Group, 5.00%, 11/15/49	570	649,048

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44	$2,065	$2,486,425

		3,443,159

Wyoming — 0.2%
State of Wyoming Municipal Power Agency, Inc., Refunding RB, Series A (BAM), 5.00%, 01/01/42	570	666,227

Total Municipal Bonds — 127.6% (Cost — $372,007,017)		400,876,849

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

California — 2.9%
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	7,499	8,940,532

Colorado — 1.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Sub-System, Series A, AMT, 5.25%, 12/01/43(f)	3,262	3,963,751
Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/49(f)	1,710	1,828,554

		5,792,305

Connecticut — 1.1%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	3,061	3,577,965

Illinois — 3.2%
City of Chicago Illionis Waterworks, Refunding RB, 2017 2nd Lien, Water Revenue Project (AGM), 5.25%, 11/01/33	760	760,362
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/40	1,980	2,274,322
Series B, 5.00%, 01/01/40	6,148	7,098,926

		10,133,610

Louisiana — 3.2%
City of Shreveport Louisiana Water & Sewer Revenue, RB, Junior Lien, Series B (AGM):
4.00%, 12/01/44	3,015	3,331,243

6

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
4.00%, 12/01/49	$6,057	$6,692,340

		10,023,583

Maryland — 4.7%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	2,499	2,958,519
Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/47	9,817	11,822,266

		14,780,785

Michigan — 2.5%
Michigan Finance Authority, RB:
Mclaren Health Care, Series A, 4.00%, 02/15/44	3,332	3,660,457
Multi Model- McLaren Health Care, 4.00%, 02/15/47	3,728	4,094,540

		7,754,997

New Jersey — 0.5%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36	1,500	1,571,958

New York — 6.2%
City of New York Municipal Water Finance Authority, Refunding RB, Series FF, 5.00%, 06/15/45	5,958	6,465,284
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,515	8,130,776
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(f)	4,400	4,770,828

		19,366,888

Pennsylvania — 4.1%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(f)	3,600	4,013,640

Security	Par (000)	Value

Pennsylvania (continued)
County of Northampton General Purpose Authority, Refunding RB, Lafayette College, 4.00%, 11/01/38(f)	$5,927	$6,665,015
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,963	2,284,369

		12,963,024

Texas — 1.5%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	4,296	4,741,921

Virginia — 1.4%
County of Fairfax Virginia EDA, RB, Metrorail Parking System Project, 5.00%, 04/01/47(f)	3,720	4,429,962

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 33.1% (Cost — $97,913,728)		104,077,530

Total Long-Term Investments — 160.7% (Cost — $469,920,745)		504,954,379

Short-Term Securities — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.04%(g)(h)	69,543	69,550

Total Short-Term Securities — 0.0% (Cost — $69,550)		69,550

Total Investments — 160.7% (Cost — $469,990,295)		505,023,929

Liabilities in Excess of Other Assets — (0.5)%		(1,561,145)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.5)%		(58,112,861)

VMTP Shares, at Liquidation Value — (41.7)%		(131,000,000)

Net Assets Applicable to Common Shares — 100.0%		$314,349,923

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

7

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 15, 2019 to August 1, 2027, is $13,134,590.

(g)	Annualized 7-day yield as of period end.
(h)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	10,454,186	(10,384,643)	69,543	$69,550	$9,078	$653	$(750)

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

EDA	Economic Development Authority

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

HFA	Housing Finance Agency

IDA	Industrial Development Authority

IDB	Industrial Development Board

LRB	Lease Revenue Bonds

M/F	Multi-Family

RB	Revenue Bonds

S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	52	12/19/19	$6,775	$10,424
Long U.S. Treasury Bond	77	12/19/19	12,426	41,471
5-Year U.S. Treasury Note	30	12/31/19	3,576	4,653

				$56,548

8

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$504,954,379	$—	$504,954,379
Short-Term Securities	69,550	—	—	69,550

	$69,550	$504,954,379	$—	$505,023,929

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$56,548	$—	$—	$56,548

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(57,928,899)	$—	$(57,928,899)
VMTP Shares at Liquidation Value	—	(131,000,000)	—	(131,000,000)

	$—	$(188,928,899)	$—	$(188,928,899)

9